Financial instruments - Disclosure of detailed information about financial instruments by category (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets:
Cash and cash equivalents	$ 108,327	$ 105,775	$ 55,270
Financial liabilities:
Lease liabilities	37,075	38,872	$ 203
Financial assets - Fair value through profit or loss [Member]
Financial assets:
Cash and cash equivalents	0	0
Accounts receivable	0	0
Marketable securities	4,526	1,509
Total financial assets	4,526	1,509
Financial assets - Amortized cost [Member]
Financial assets:
Cash and cash equivalents	108,327	105,775
Accounts receivable	71	104
Marketable securities	0	0
Total financial assets	108,398	105,879
Financial assets - Carrying value [Member]
Financial assets:
Cash and cash equivalents	108,327	105,775
Accounts receivable	71	104
Marketable securities	4,526	1,509
Total financial assets	112,924	107,388
Financial assets - Fair value [Member]
Financial assets:
Cash and cash equivalents	108,327	105,775
Accounts receivable	71	104
Marketable securities	4,526	1,509
Total financial assets	112,924	107,388
Financial liabilities - Fair value through profit or loss [Member]
Financial liabilities:
Accounts payable and accrued liabilities	13,580	6,939
Financial liabilities	77,317	9,284
Lease liabilities	0	0
Deferred consideration	0	0
Contingent consideration	19,320	16,873
Nkran royalty	6,988	4,388
Other non-current liabilities	11,480	4,939
Total financial liabilities	128,685	42,423
Financial liabilities - Amortized cost [Member]
Financial liabilities:
Accounts payable and accrued liabilities	73,473	48,125
Financial liabilities	0	0
Lease liabilities	37,075	38,872
Deferred consideration	28,242	50,109
Contingent consideration	0	0
Nkran royalty	0	0
Other non-current liabilities	0	0
Total financial liabilities	138,790	137,106
Financial liabilities - Carrying value [Member]
Financial liabilities:
Accounts payable and accrued liabilities	87,053	55,064
Financial liabilities	77,317	9,284
Lease liabilities	37,075	38,872
Deferred consideration	28,242	50,109
Contingent consideration	19,320	16,873
Nkran royalty	6,988	4,388
Other non-current liabilities	11,480	4,939
Total financial liabilities	267,475	179,529
Financial liabilities - Fair value [Member]
Financial liabilities:
Accounts payable and accrued liabilities	87,053	55,064
Financial liabilities	77,317	9,284
Lease liabilities	37,075	38,872
Deferred consideration	28,242	50,109
Contingent consideration	19,320	16,873
Nkran royalty	6,988	4,388
Other non-current liabilities	11,480	4,939
Total financial liabilities	$ 267,475	$ 179,529